Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Consolidated Balance Sheet [Abstract]
Accounts receivable, allowances	$ 14,236	$ 13,244
Identifiable intangible assets, accumulated amortization	$ 33,225	$ 32,866
Capital stock - authorized	80,000,000	80,000,000
Capital stock - par value	$ 1	$ 1
Capital stock - issued	34,270,104	33,985,316
Treasury stock	18,083,527	17,187,540